Employee Benefit Expenses - Schedule of Employee Benefit Expenses Included in Consolidated Statements of Loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	¥ 63,215	¥ 79,850
Research and Development Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	34,321	45,492
Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	¥ 28,894	¥ 34,358